Operating Leases (Details) - Schedule of maturities of lease liabilities - Lease Liability [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Operating Leases (Details) - Schedule of maturities of lease liabilities [Line Items]
2022	$ 757
2023	699
2024	583
2025	593
2026 and thereafter	1,887
Total lease payments	4,519
Less - imputed interests	(911)
Total	$ 3,608